Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets is presented net of allowance for expected credit losses:

	As of December 31,
	2024	2025
Prepayments and other current assets	$68,699	$257,252
Less: allowance for expected credit losses	(877)	(788)
Total	$67,822	$256,464

Schedule of Allowance for Expected Credit Loss	The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2024	2025
Balance at beginning of the year	$(745)	$(877)
(Provision) Reversal	(132)	89
Total	$(877)	$(788)